Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 16, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 16, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

EMERGING MARKETS DEBT PORTFOLIO (Prospectus Summary): | EMERGING MARKETS DEBT PORTFOLIO
Emerging Markets Debt Portfolio

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2011 of:

Emerging Markets Debt Portfolio

The following disclosure is hereby added as the last sentence of the last paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

  The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

 Please retain this supplement for future reference.

  MSIFEMDSPT

The following disclosure is hereby added as the last sentence of the last paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
EMERGING MARKETS DEBT PORTFOLIO (Prospectus Summary): | EMERGING MARKETS DEBT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets Debt Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2011 of:

Emerging Markets Debt Portfolio

The following disclosure is hereby added as the last sentence of the last paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

  The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

 Please retain this supplement for future reference.

  MSIFEMDSPT

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the last paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

EMERGING MARKETS DEBT PORTFOLIO | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIEX
EMERGING MARKETS DEBT PORTFOLIO | CLASS P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEDBX